CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 14,000	$ 14,000	$ 14,000
Common stock authorized	200,000,000	200,000,000	200,000,000
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock outstanding	1,000	1,000	1,000